March 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A

File Nos.: 333-147464; 811-02570

CIK: 0000034867

Rule 30b2-1 Filing

Dear Sir or Madam:

We have included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 27, 2015.

Very truly yours,

/s/ William S. Austin
William S. Austin

President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Insurance Company (Mutual) 3750 West Deerfield Road • Riverwoods, Illinois 60015 • (847) 520-1900

February 25, 2015

To Contract Owners and Participants:

We are pleased to forward our 2014 annual report reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the Statement of Assets and Liabilities of the account. Total net assets attributable to contract owners at the end of 2014 are $26,606,820.

Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company (Mutual), invests its funds at net asset value in shares of the Vanguard group of mutual funds.

The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.

If you have any questions or would like any additional information, please call Leslie Shear at (800) 233-3750 extension 335. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.

William S. Austin
President and Chief Operating Officer

Federal Life Variable Annuity Account A

Annual Report

December 31, 2014

Annual Report of

Federal Life Variable Annuity Account A

Prepared and Provided by:

Federal Life Insurance Company (Mutual)

3750 West Deerfield Road

Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A

Annual Report

December  31, 2014

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities

December 31, 2014

	Number of Shares	Share Value	Total Value
Assets:
Investments at Fair Value (Note B)

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Shares (Cost $745,489)	20,358.435	$61.94	$1,261,002

Vanguard Long-Term Corporate Fund
Investor Class Qualified Shares (Cost $7)	3.642	$10.75	39
Admiral Class Non-Qualified Shares (Cost $678,510)	70,784.270	$10.75	760,931

Vanguard Windsor Fund
Admiral Class Qualified Shares (Cost $760,906)	22,285.866	$72.37	1,612,828
Admiral Class Non-Qualified Shares (Cost $8,593,493)	213,395.480	$72.37	15,443,431

Vanguard Wellington Fund
Investor Class Qualified Shares (Cost $46,257)	2,108.698	$39.15	82,556
Admiral Class Non-Qualified Shares (Cost $2,788,907)	64,426.867	$67.61	4,355,900

Vanguard Morgan Growth Fund
Admiral Class Qualified Shares (Cost $63,277)	2,100.097	$78.51	164,879
Admiral Class Non-Qualified Shares (Cost $721,335)	20,725.670	$78.51	1,627,172

Vanguard Prime Money Market Fund
Investor Class Qualified Shares (Cost $8,235)	8,235.240	$1.00	8,235
Investor Class Non-Qualified Shares (Cost $1,334,477)	1,334,477.360	$1.00	1,334,477

Total Assets			$26,651,450

Liabilities

Funds Held for Federal Life Insurance Company (Mutual)			$44,019
Accrued Expenses (Note C)			611

Total Liabilities			44,630

Total Net Assets Attributable to Variable Annuity Contract Owners			$26,606,820

See notes to financial statements.

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities (Continued)

December 31, 2014

	Number of Units	Unit Value	Total Value
Net Assets Attributable to Variable Annuity Contract Owners

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Accumulation Units	41,644.266	30.033026	$1,250,704

Vanguard Long-Term Corporate Fund
Investor Class Qualified Accumulation Units	0.000	19.268370	0
Admiral Class Non-Qualified Accumulation Units	38,734.847	19.685074	762,498

Vanguard Windsor Fund
Admiral Class Qualified Accumulation Units	14,759.713	73.262750	1,081,337
Reserve for Payout Annuity			557,094
Admiral Class Non-Qualified Accumulation Units	301,096.563	51.148270	15,400,568
Reserve for Payout Annuity			7,739

Vanguard Wellington Fund
Investor Class Qualified Accumulation Units	1,895.109	43.475898	82,392
Admiral Class Non-Qualified Accumulation Units	118,859.754	36.514237	4,340,073

Vanguard Morgan Growth Fund
Admiral Class Qualified Accumulation Units	3,355.965	48.664651	163,317
Admiral Class Non-Qualified Accumulation Units	45,614.216	35.646282	1,625,977

Vanguard Prime Money Market Fund
Investor Class Qualified Accumulation Units	1,536.615	4.494114	6,906
Investor Class Non-Qualified Accumulation Units	295,545.554	4.494114	1,328,215

Total Net Assets Attributable to Variable Annuity Contract Owners			$26,606,820

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2014 and 2013

	Vanguard Wellesley Income Fund
	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Income - Reinvested dividends	$42,553	$44,762
Expense - Mortality and expense	11,027	11,678

Net investment income	31,526	33,084
Net realized gain on investments	20,610	31,885
Net unrealized gain on investments	38,750	42,813

Increase in net assets from operations	90,886	107,782
Net redemption payments disbursed	(126,515)	(240,079)

Decrease in net assets	(35,628)	(132,297)
Net assets, beginning of year	1,286,332	1,418,629

Net assets, end of year	$1,250,704	$1,286,332

	Vanguard Long-Term Corporate Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Income - Reinvested dividends	$2	$2	$35,963	$32,694
Expense - Mortality and expense	0	0	6,067	5,755

Net investment income	2	2	29,896	26,939
Net realized gain on investments	0	0	7,425	6,102
Net unrealized (loss) gain on investments	(2)	(2)	75,065	(81,191)

Increase (decrease) in net assets from operations	0	0	112,386	(48,150)
Net redemption payments disbursed	0	0	(75)	(191,652)

Increase (decrease) in net assets	0	0	112,311	(239,802)
Net assets, beginning of year	0	0	650,187	889,989

Net assets, end of year	$0	$0	$762,498	$650,187

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2014 and 2013

	Vanguard Windsor Fund
	Admiral Class Qualified 2014	Admiral Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Income - Reinvested dividends	$22,825	$20,064	$217,766	$159,157
Expense - Mortality and expense	8,976	10,112	128,778	113,039

Net investment income	13,849	9,952	88,988	46,118
Net realized gain on investments	69,169	0	659,506	0
Net unrealized gain on investments	103,019	503,095	838,918	3,889,694

Increase in net assets from operations	186,037	513,047	1,587,412	3,935,812
Net redemption payments disbursed	(376,894)	(150,218)	(1,133,554)	(371,698)

Increase in net assets	(190,857)	362,829	453,858	3,564,114
Net assets, beginning of year	1,829,288	1,466,459	14,954,449	11,390,335

Net assets, end of year	$1,638,431	$1,829,288	$15,408,307	$14,954,449

	Vanguard Wellington Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Income - Reinvested dividends	$2,410	$2,236	$132,260	$120,747
Expense - Mortality and expense	672	597	35,987	31,442

Net investment income	1,738	1,639	96,273	89,305
Net realized gain on investments	2,628	2,499	138,504	131,264
Net unrealized gain on investments	2,363	7,756	130,644	409,051

Increase in net assets from operations	6,729	11,894	365,421	629,620
Net redemption payments (disbursed) received	0	0	2,990	(24,324)

Increase in net assets	6,729	11,894	368,411	605,296
Net assets, beginning of year	75,663	63,769	3,971,662	3,366,366

Net assets, end of year	$82,392	$75,663	$4,340,073	$3,971,662

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2014 and 2013

	Vanguard Morgan Growth Fund
	Admiral Class Qualified 2014	Admiral Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Income - Reinvested dividends	$3,342	$1,357	$32,987	$14,640
Expense - Mortality and expense	1,304	1,090	13,184	11,840

Net investment gain	2,038	267	19,803	2,800
Net realized gain on investments	14,394	5,356	142,052	57,804
Net unrealized gain on investments	(1,331)	31,802	(13,684)	344,838

Increase in net assets from operations	15,101	37,425	148,171	405,442

Net purchase payments received (disbursed)	0	0	(135,932)	54,574

Increase in net assets	15,101	37,425	12,239	460,016
Net assets, beginning of year	148,216	110,791	1,613,738	1,153,722

Net assets, end of year	$163,317	$148,216	$1,625,977	$1,613,738

	Vanguard Prime Money Market Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Investor Class Non-Qualified 2014	Investor Class Non-Qualified 2013
Income - Reinvested dividends	$2	$8	$138	$294
Expense - Mortality and expense	139	340	11,639	13,053

Net investment loss	(137)	(332)	(11,501)	(12,759)
Net realized gain on investments	0	0	0	0
Net unrealized gain (loss) on investments	2	(2)	6	(126)

Decrease in net assets from operations	(135)	(334)	(11,495)	(12,885)
Net redemption payments disbursed	(16,874)	(20,904)	(119,293)	(106,004)

Decrease in net assets	(17,009)	(21,238)	(130,788)	(118,889)
Net assets, beginning of year	23,915	45,153	1,459,003	1,577,892

Net assets, end of year	$6,906	$23,915	$1,328,215	$1,459,003

See notes to financial statements.

Federal Life Variable Annuity Account A

Notes to Financial Statements

December 31, 2014

Note A - The Account

Federal Life Variable Annuity Account A (the Account) is a separate account of Federal Life Insurance Company (Mutual) (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows the accounting and reporting guidance as required under ASC 946, Financial Services - Investment Companies.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Account has evaluated the recognition and disclosure of subsequent events for its 2014 financial statements through February 25, 2015, the date the financial statements were issued.

Note B - Investments

The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:

	2014		2013
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$0	126,515	$0	$240,079
Vanguard Long-Term Corporate Fund	0	75	0	191,652
Vanguard Windsor Fund	0	1,510,447	59,716	581,632
Vanguard Wellington Fund	125,932	122,942	0	24,324
Vanguard Morgan Growth Fund	0	135,932	79,574	25,000
Vanguard Prime Money Market Fund	0	136,168	0	126,908

Total	$125,932	$2,032,079	$139,290	$1,189,595

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note C - Mortality and Expense Assurances

Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Portfolios.

Note D - Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made to the Account for federal income taxes for these amounts. Federal Life will review this tax accounting in the event of changes in tax law. Such changes in the law may result in a charge for federal income taxes.

Note E - Changes in Units Outstanding

	Vanguard Wellesley Income Fund
	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Unit value, beginning of year	$28.01	$25.85

Unit value, end of year	$30.03	$28.01

Number of units outstanding, beginning of year	45,929.079	54,879.815
Net contract purchase payments	0	0
Withdrawals	(4,284.812)	(5,044.682)
Transfers between Account divisions, net	0	(3,906.054)

Number of units outstanding, end of year	41,644.266	45,929.079

	Vanguard Long-Term Corporate Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Unit value, beginning of year	$17.22	$17.62	$16.78	$17.97

Unit value, end of year	$19.27	$17.22	$19.69	$16.78

Number of units outstanding, beginning of year	0.000	0.000	38,739.071	49,534.310
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(4.224)	0
Transfers between Account divisions, net	0	0	0	(10,795.239)

Number of units outstanding, end of year	0.000	0.000	38,734.847	38,739.071

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note E - Changes in Units Outstanding (Continued)

	Vanguard Windsor Fund
	Admiral Class Qualified 2014	Admiral Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Unit value, beginning of year	$66.03	$48.88	$46.10	$34.12

Unit value, end of year	$73.26	$66.03	$51.15	$46.10

Number of units outstanding, beginning of year	19,483.988	21,028.547	324,248.746	333,597.872
Net contract purchase payments	0	0	0	1,403.685
Withdrawals	(4,724.275)	(1,544.559)	(22,478.481)	(4,264.420)
Transfers between Account divisions, net	0	0	(673.702)	(6,488.391)

Number of units outstanding, end of year	14,759.713	19,483.988	301,096.563	324,248.746

	Vanguard Wellington Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Unit value, beginning of year	$39.93	$33.65	$33.51	$28.22

Unit value, end of year	$43.48	$39.93	$36.51	$33.51

Number of units outstanding, beginning of year	1,895.109	1,895.109	118,522.848	119,290.069
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(3,383.252)	(767.221)
Transfers between Account divisions, net	0	0	3,720.158	0

Number of units outstanding, end of year	1,895.109	1,895.109	118,859.754	118,522.848

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note E - Changes in Units Outstanding (Continued)

	Vanguard Morgan Growth Fund
	Admiral Class Qualified 2014	Admiral Class Qualified 2013	Admiral Class Non-Qualified 2014	Admiral Class Non-Qualified 2013
Unit value, beginning of year	$44.16	$33.01	$32.35	$24.18

Unit value, end of year	$48.66	$44.16	$35.65	$32.35

Number of units outstanding, beginning of year	3,355.965	3,355.965	49,883.397	47,710.633
Net contract purchase payments	0	0	0	2,985.628
Withdrawals	0	0	0	0
Transfers between Account divisions, net	0	0	(4,269.180)	(812.864)

Number of units outstanding, end of year	3,355.965	3,355.965	45,614.216	49,883.397

	Vanguard Prime Money Market Fund
	Investor Class Qualified 2014	Investor Class Qualified 2013	Investor Class Non-Qualified 2014	Investor Class Non-Qualified 2013
Unit value, beginning of year	$4.53	$4.57	$4.53	$4.57

Unit value, end of year	$4.49	$4.53	$4.49	$4.53

Number of units outstanding, beginning of year	5,276.943	9,879.827	321,929.434	345,250.528
Net contract purchase payments	0	0	0	0
Withdrawals	(127.794)	(4,602.884)	(26,383.881)	(23,321.094)
Transfers between Account divisions, net	(3,612.534)	0	0	0

Number of units outstanding, end of year	1,536.615	5,276.943	295,545.554	321,929.434

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31

	Vanguard Wellesley Income Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	41,644.266	$30.03	$1,250,704	3.35%	0.85%	7.07%
2013	45,929.079	28.01	1,286,332	3.31%	0.85%	7.60%
2012	54,879.815	25.85	1,418,629	3.25%	0.85%	8.80%
2011	58,762.962	23.68	1,391,507	3.47%	0.85%	7.72%
2010	69,335.493	21.76	1,508,836	3.80%	0.85%	8.65%

	Vanguard Long-Term Corporate Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	0.000	$19.27	$0	0.00%	0.85%	0.00%
2013	0.000	17.22	0	0.00%	0.85%	0.00%
2012	0.000	17.62	0	3.70%	0.85%	1.85%
2011	10.197	15.92	162	7.28%	0.85%	15.71%
2010	10.197	13.70	140	6.74%	0.85%	10.24%

	Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	38,734.847	$19.69	$762,498	5.09%	0.85%	17.29%
2013	38,739.071	16.78	650,187	4.25%	0.85%	-5.41%
2012	49,534.310	17.97	889,989	4.76%	0.85%	10.76%
2011	46,446.483	16.21	752,947	6.22%	0.85%	16.30%
2010	46,446.483	13.94	647,410	5.75%	0.85%	7.61%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

	Vanguard Windsor Fund Admiral Class Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	14,759.713	$73.26	$1,081,337	1.32%	0.85%	10.17%
2013	19,483.988	66.03	1,286,466	1.22%	0.85%	34.99%
2012	21,028.547	48.88	1,027,858	2.26%	0.85%	20.46%
2011	21,683.034	40.76	883,891	1.63%	0.85%	-4.45%
2010	33,362.071	42.80	1,427,961	1.28%	0.85%	13.96%

	Vanguard Windsor Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	301,096.563	$51.15	$15,400,568	1.43%	0.85%	10.61%
2013	324,248.746	46.10	14,946,739	1.21%	0.85%	34.55%
2012	333,597.872	34.12	11,384,006	2.28%	0.85%	19.82%
2011	338,484.401	28.46	9,633,074	1.64%	0.85%	-4.43%
2010	357,334.639	29.88	10,677,908	1.27%	0.85%	13.61%

	Vanguard Wellington Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	1,895.109	$43.48	$82,392	3.05%	0.85%	8.89%
2013	1,895.109	39.93	75,663	3.21%	0.85%	18.65%
2012	1,895.109	33.65	63,769	3.17%	0.85%	11.61%
2011	1,895.109	30.15	57,134	3.02%	0.85%	2.98%
2010	1,895.109	29.28	55,483	2.82%	0.85%	10.00%

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

	Vanguard Wellington Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	118,859.754	$36.51	$4,340,073	3.18%	0.85%	9.20%
2013	118,522.848	33.51	3,971,662	3.29%	0.85%	18.70%
2012	119,290.069	28.22	3,366,366	3.26%	0.85%	11.68%
2011	120,407.286	25.26	3,041,706	3.06%	0.85%	3.16%
2010	124,122.540	24.51	3,042,187	2.92%	0.85%	9.18%

	Vanguard Morgan Growth Fund Admiral Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	3,355.965	$48.66	$163,317	2.15%	0.85%	10.19%
2013	3,355.965	44.16	148,216	1.05%	0.85%	33.78%
2012	3,355.965	33.01	110,791	1.27%	0.85%	14.27%
2011	3,355.965	28.89	96,954	0.71%	0.85%	-3.23%
2010	3,355.965	29.85	100,186	0.70%	0.85%	17.87%

	Vanguard Morgan Growth Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	45,614.216	$35.65	$1,625,977	2.04%	0.85%	9.18%
2013	49,883.397	32.35	1,613,738	1.06%	0.85%	35.14%
2012	47,710.633	24.18	1,153,722	1.18%	0.85%	14.10%
2011	54,431.535	21.16	1,151,861	0.78%	0.85%	-4.32%
2010	46,918.577	21.87	1,025,980	0.70%	0.85%	17.87%

Notes to Financial Statements (Continued)

December 31, 2014

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

	Vanguard Prime Money Market Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	1,536.615	$4.49	$6,906	0.01%	0.85%	-0.56%
2013	5,276.943	4.53	23,915	0.02%	0.85%	-0.74%
2012	9,879.827	4.57	45,153	0.04%	0.85%	-0.77%
2011	10,679.138	4.61	49,207	0.05%	0.85%	-0.59%
2010	16,563.685	4.64	76,937	0.06%	0.85%	-0.78%

	Vanguard Prime Money Market Fund Investor Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2014	295,545.554	$4.49	$1,328,215	0.01%	0.85%	-0.79%
2013	321,929.434	4.53	1,459,003	0.02%	0.85%	-0.82%
2012	345,250.528	4.57	1,577,892	0.04%	0.85%	-0.80%
2011	354,277.822	4.61	1,632,426	0.05%	0.85%	-0.80%
2010	357,210.825	4.64	1,659,215	0.06%	0.85%	-0.73%

The expense ratio considers only the expense borne directly by the separate account and excludes expenses incurred directly by the underlying funds or charged through the redemption of units.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note G - Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAP describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Account’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3 - Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2014

Note G - Fair Value Measurements (Continued)

The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2014 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Vanguard Wellesley Income Fund Admiral Class Non-Qualified	$1,261,002	$0	$0	$1,261,002
Vanguard Long-Term Corporate Fund Investor Class Qualified	39	0	0	39
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified	760,931	0	0	760,931
Vanguard Windsor Fund Admiral Class Qualified	1,612,828	0	0	1,612,828
Vanguard Windsor Fund Admiral Class Non-Qualified	15,443,431	0	0	15,443,431
Vanguard Wellington Fund Investor Class Qualified	82,556	0	0	82,556
Vanguard Wellington Fund Admiral Class Non-Qualified	4,355,900	0	0	4,355,900
Vanguard Morgan Growth Fund Admiral Class Qualified	164,879	0	0	164,879
Vanguard Morgan Growth Fund Admiral Class Non-Qualified	1,627,172	0	0	1,627,172
Vanguard Prime Money Market Fund Investor Class Qualified	8,235	0	0	8,235
Vanguard Prime Money Market Fund Investor Class Non-Qualified	1,334,477	0	0	1,334,477

Total Assets	$26,651,450	$0	$0	$26,651,450

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm

To the Contract Owners and Board of Directors

Of Federal Life Variable Annuity Account A

Federal Life Insurance Company (Mutual)

We have audited the accompanying statements of assets and liabilities of Federal Life Variable Annuity Account A (the Separate Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and Vanguard Prime Money Market Fund) as of December 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations and changes in net assets for the year ended December 31, 2013 and the financial highlights for the four years ended December 31, 2013 were audited by other auditors whose reports dated February 21, 2014 and February 25, 2011, respectively, expressed unqualified opinions on those statements of operations and changes in net assets and the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Federal Life Variable Annuity Account A as of December 31, 2014, the results of their operations and changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri

February 25, 2015

Report of Independent Registered Public Accounting Firm

on Internal Control Required by SEC under Form N-SAR

Board of Directors

Federal Life Variable Annuity Account A

(A Wholly Owned Subsidiary of Federal Life Insurance Company (Mutual))

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2014, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related cost of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.

Board of Directors

Federal Life Variable Annuity Account A

Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operations, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2014.

The report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Kansas City, Missouri

February 25, 2015